Supplemental Disclosure to Consolidated Statements of Cash Flow	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flow
20.	Supplemental Disclosure to Consolidated Statements of Cash Flow

The following are supplemental disclosures to the consolidated statements of cash flows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Supplemental disclosure of cash flow information:
Cash paid (received) during the period for:
Interest	$42,969	$18,811	$26,763
Income taxes	$43,005	$(10,521)	$(20,744)

Supplemental disclosures of noncash activities:
Increase in real estate inventory due to distribution of land from an
unconsolidated joint venture	$5,052	$—	$—
Distribution to Weyerhaeuser of excluded assets and liabilities	$126,687	$—	$—
Amounts owed to Weyerhaeuser related to the tax sharing agreement	$15,688	$—	$—
Noncash settlement of debt payable to Weyerhaeuser	$70,082	$—	$—
Amortization of senior note discount	$804	$—	$—
Effect of net consolidation and de-consolidation of variable interest entities:
Increase (decrease) in consolidated real estate inventory not owned	$6,343	$(7,411)	$39,057
Increase (decrease) in deposits on real estate under option or
contract and other assets	$780	$3,005	$(4,511)
Increase in debt held by variable interest entities	$—	$—	$7,293
(Increase) decrease in noncontrolling interests	$(7,123)	$4,406	$(41,839)

Merger:
Fair value of assets, excluding cash acquired	$724,995	$—	$—
Liabilities assumed	$276,347	$—	$—